Income Tax (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Income tax expenses		$ 1,847,059		$ 2,200,788
Valuation allowance						$ 5,145,040	9,150,495
Effective tax rate				29.52%
Federal statutory rate				21.00%	21.00%	21.00%
Tax rates				25.17%
Incremental tax expenses	[1]			$ 1,125,045
Valuation allowance		$ 11,373,601		$ 11,373,601		$ 9,150,495	$ 5,145,040

[1]	The domicile of the Parent Company is in Florida, USA, where the applicable corporate income tax rate is 21%. The Group’s major tax jurisdiction is in India, where tax rates of 25.17% have been applied to the profit, as per local GAAP applicable in India for the expected tax expense which resulting in incremental tax expenses of $1,125,045.